UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

BRIDGECREST ACCEPTANCE CORPORATION1
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	February 12, 2026

Commission File Number of securitizer:	025-00765

Central Index Key Number of securitizer:	0001493927

Clay Scheitzach, Esq. – General Counsel, Bridgecrest Acceptance Corporation, (888) 418-1212
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Bridgecrest Acceptance Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it (and its predecessor in interest, DT Acceptance Corporation) and outstanding during the reporting period in the motor vehicle retail installment sale contract asset class.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Bridgecrest Acceptance Corporation has indicated by check mark that there is no activity to report for the annual period January 1, 2025 to December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2026

BRIDGECREST ACCEPTANCE CORPORATION
(Securitizer)

By:	/s/ Daniel Gaudreau
Name:	Daniel Gaudreau
Title:	Treasurer